Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies

32.  Commitments and contingencies

Operating lease commitments

The Group leases office, fulfillment centers and bandwidth under non-cancelable operating lease agreements. The rental and bandwidth leasing expenses were RMB1,827,441, RMB2,827,353 and RMB3,892,365 for the years ended December 31, 2015, 2016 and 2017, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Income (Loss) when incurred.

Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more consist of the following:

	Office and fulfillment centers rental	Bandwidth leasing	Total
	RMB	RMB	RMB

2018	2,845,163	438,499	3,283,662
2019	1,977,245	144,877	2,122,122
2020	1,313,517	46,468	1,359,985
2021	737,960	4,085	742,045
2022	411,823	3,357	415,180
2023 and Thereafter	689,488	5,196	694,684

	7,975,196	642,482	8,617,678

Capital commitments

The Group’s capital commitments primarily relate to commitments on construction of office building and warehouses. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB2,658,773 as of December 31, 2017. All of these capital commitments will be fulfilled in the following years according to the construction progress.

Long-Term Debt Obligations

The Group’s long-term debt obligations include unsecured senior notes and nonrecourse securitization debt which consists of asset-backed debt securities issued in connection with securitization of certain financial assets (Note 2(v)). The amounts exclude the corresponding interest payable. The expected repayment schedule of the unsecured senior notes has been disclosed in Note 18. The expected repayment amount of the nonrecourse securitization debt is approximately RMB12,684,881 and RMB4,475,238 for the years ended December 31, 2018 and 2019, respectively.

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day operations of the Group.

The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2015, 2016 and 2017.